UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: July 31

Date of reporting period: 4/30/2019

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
U.S. Government Agencies—43.6%
Federal Farm Credit Bank:
1.40%	7/24/19	7/24/19	$1,500,000	$1,495,810
2.387% [US0001M-8.5][1]	5/9/19	7/9/19	6,000,000	5,999,901
2.402% [US0001M-7.5][1]	5/5/19	11/5/19	5,000,000	4,999,863
2.413% [US0001M-6][1]	5/14/19	8/14/19	3,000,000	2,999,983
2.417% [US0003M-18][1]	7/15/19	10/15/19	10,500,000	10,499,271
2.421%[2]	6/14/19	6/14/19	3,000,000	2,991,310
2.444% [USBMMY3M+4.5][1]	5/1/19	1/30/20	2,000,000	2,000,000
2.45% [FEDL01][1]	5/1/19	8/8/19	2,000,000	1,999,585
2.481%[2]	8/12/19	8/12/19	1,000,000	993,076
2.633%[2]	8/6/19	8/6/19	2,000,000	1,986,097
2.722%[2]	10/4/19	10/4/19	3,000,000	2,965,550
Federal Home Loan Bank:
0.875%	8/5/19	8/5/19	3,100,000	3,085,583
1.125%	6/21/19	6/21/19	3,770,000	3,762,906
1.375%	5/28/19	5/28/19	7,955,000	7,949,092
1.375%	9/13/19	9/13/19	735,000	731,328
1.85%	5/22/19	5/22/19	1,000,000	999,696
2.32% [US0003M-26][1]	7/25/19	7/25/19	3,000,000	3,000,000
2.321% [US0003M-26][1]	7/11/19	10/11/19	7,000,000	6,996,880
2.354% [US0003M-25.5][1]	6/27/19	6/27/19	3,000,000	2,999,761
2.364% [US0001M-11.5][1]	5/4/19	6/4/19	6,000,000	5,999,740
2.374% [US0001M-10.5][1]	5/28/19	5/28/19	5,000,000	4,999,988
2.374% [US0001M-10.5][1]	5/27/19	8/27/19	4,000,000	4,000,000
2.375%	7/25/19	7/25/19	1,500,000	1,499,748
2.375%	7/12/19	7/12/19	455,000	454,932
2.376% [US0001M-10.5][1]	5/24/19	7/24/19	1,000,000	1,000,000
2.378% [US0001M-10.5][1]	5/26/19	7/26/19	10,000,000	10,000,000
2.378% [US0001M-10.5][1]	5/24/19	5/24/19	3,000,000	3,000,000
2.402% [US0003M-19.5][1]	6/28/19	6/28/19	5,000,000	5,000,000
2.403% [US0001M-8][1]	5/26/19	9/26/19	2,000,000	2,000,000
2.409% [US0001M-6.5][1]	5/17/19	10/17/19	2,000,000	2,000,000
2.411% [US0003M-24][1]	5/25/19	11/25/19	2,000,000	1,999,581
2.417%[2]	8/1/19	8/1/19	5,000,000	4,969,333
2.418%[2]	6/19/19	6/19/19	1,000,000	996,721
2.424%[2]	6/26/19	6/26/19	2,000,000	1,992,487
2.425%[2]	8/2/19	8/2/19	3,500,000	3,478,210
2.426%[2]	8/5/19	8/5/19	3,500,000	3,477,506
2.427%[2]	5/22/19	5/22/19	6,000,000	5,991,544
2.429%[2]	7/24/19	7/24/19	2,000,000	1,988,735
2.436%[2]	6/5/19	6/5/19	1,500,000	1,496,469
2.436%[2]	5/10/19	5/10/19	4,000,000	3,997,582
2.438%[2]	5/24/19	5/24/19	2,000,000	1,996,904
2.44% [SOFRRATE+1][1]	5/1/19	8/30/19	4,000,000	4,000,000
2.442%[2]	5/31/19	5/31/19	2,000,000	1,995,955
2.442% [US0001M-4.5][1]	5/20/19	6/20/19	3,000,000	3,000,000
2.445%[2]	7/15/19	7/15/19	1,500,000	1,492,422

1        INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
U.S. Government Agencies (Continued)
Federal Home Loan Bank: (Continued)
2.45%	9/23/19	9/23/19	$3,000,000	$2,999,668
2.473% [US0003M-16][1]	6/20/19	6/20/19	6,000,000	6,000,150
2.481%[2]	8/16/19	8/16/19	3,000,000	2,978,154
2.483%[2]	9/11/19	9/11/19	1,500,000	1,486,412
2.486%[2]	7/31/19	7/31/19	3,000,000	2,981,383
2.488%[2]	7/26/19	7/26/19	3,000,000	2,982,392
2.49% [SOFRRATE+1][1]	5/1/19	11/13/19	2,000,000	2,000,000
2.494%[2]	8/21/19	8/21/19	4,000,000	3,969,349
2.494%[2]	8/23/19	8/23/19	2,000,000	1,984,401
2.50%	8/15/19	8/15/19	750,000	750,013
2.50% [SOFRRATE+2][1]	5/1/19	7/17/19	1,000,000	1,000,000
2.504%[2]	5/21/19	5/21/19	4,000,000	3,994,489
2.51% [SOFRRATE+3][1]	5/1/19	12/6/19	5,000,000	5,000,000
2.51% [SOFRRATE+3][1]	5/1/19	10/9/19	5,000,000	5,000,000
2.51%	7/2/19	4/2/20	4,000,000	4,000,000
2.515% [SOFRRATE+3.5][1]	5/1/19	2/21/20	2,500,000	2,500,000
2.53% [SOFRRATE+5][1]	5/1/19	1/17/20	1,000,000	1,000,000
2.55%	7/3/19	4/3/20	4,000,000	4,000,000
2.625%	9/24/19	9/24/19	1,230,000	1,229,580
Federal Home Loan Mortgage Corp.:
0.875%	7/19/19	7/19/19	4,025,000	4,010,034
1.20%	6/14/19	6/14/19	500,000	499,160
1.25%	8/15/19	8/15/19	1,000,000	995,832
1.25%	8/1/19	8/1/19	1,541,000	1,535,734
1.25%	10/2/19	10/2/19	2,100,000	2,086,978
1.375%	8/15/19	8/15/19	6,448,000	6,424,869
1.75%	11/27/19	11/27/19	3,000,000	2,986,093
1.75%	5/30/19	5/30/19	2,300,000	2,298,696
2.00%	7/30/19	7/30/19	500,000	499,427
2.50%[3]	10/28/19	10/28/19	4,000,000	3,995,483
Federal National Mortgage Assn.:
0.875%	8/2/19	8/2/19	2,722,000	2,709,932
1.15%	8/23/19	8/23/19	500,000	497,636
1.75%	6/20/19	6/20/19	1,297,000	1,295,868
1.75%	9/12/19	9/12/19	2,100,000	2,092,731
2.60% [SOFRRATE+12][1]	5/1/19	7/30/19	6,000,000	6,000,000
Freddie Mac, 2.466%[2]	6/3/19	6/3/19	920,000	917,934

Total U.S. Government Agencies (Cost $245,985,947)				245,985,947
Repurchase Agreements—54.2%
Repurchase Agreements[4] (Cost $305,600,000)			305,600,000	305,600,000

2        INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES

	Shares	Value
Investment Company—3.1%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.42%[5,6] (Cost $17,574,819)	17,574,819	$17,574,819
Total Investments, at Value (Cost $569,160,766)	100.9%	569,160,766
Net Other Assets (Liabilities)	(0.9)	(5,300,501)

Net Assets	100.0%	$563,860,265

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

4. Repurchase agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount
Amherst Pierpont
Securities LLC	2.48%	4/26/19	5/3/19	$9,000,000
Amherst Pierpont
Securities LLC	2.75	4/30/19	5/1/19	4,000,000
ASL Capital
Markets Inc.	2.47	4/10/19	5/10/19	4,000,000
ASL Capital
Markets Inc.	2.75	4/30/19	5/1/19	69,000,000
Cantor Fitzgerald
Secured, LLC	2.55	4/12/19	5/13/19	3,000,000
Cantor Fitzgerald
Secured, LLC	2.57	4/30/19	5/31/19	10,000,000
Cantor Fitzgerald
Secured, LLC	2.77	4/30/19	5/1/19	39,000,000
Credit Agricole Corp. &
Investment Bank	2.70	4/30/19	5/1/19	1,000,000
Deutsche Bank
Securities, Inc.	2.72	4/30/19	5/1/19	3,000,000
Guggenheim
Securities LLC	2.49	4/26/19	5/3/19	9,000,000

3        INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Counterparty		Lending Rate	Settlement Date	Maturity Date	Principal Amount
Guggenheim
Securities LLC		2.73%	4/30/19	5/1/19	$5,600,000
INTL FCStone
Financial, Inc.		2.47	4/24/19	5/1/19	68,000,000
INTL FCStone
Financial, Inc.		2.53	4/30/19	5/7/19	34,000,000
RBC Dominion
Securities, Inc.		2.72	4/30/19	5/1/19	3,000,000
South Street
Securities LLC		2.48	4/25/19	5/2/19	21,000,000
South Street
Securities LLC		2.48	4/10/19	5/10/19	4,000,000
South Street
Securities LLC		2.53	4/30/19	5/7/19	15,000,000
South Street
Securities LLC		2.75	4/30/19	5/1/19	3,000,000
TD Securities
(USA) LLC		2.75	4/30/19	5/1/19	1,000,000

Counterparty	Collateralized By		Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
Amherst Pierpont Securities LLC	U.S. Treasury Bonds, 0.00%- 5.375%, 10/15/20-4/1/56 and U.S. Treasury Nts., 2.375%, 4/15/21		$(9,184,465)	$9,000,000	$9,004,378
Amherst Pierpont Securities LLC	U.S. Treasury Nts., 2.375%, 2/29/24		(4,080,404)	4,000,000	4,000,396
ASL Capital Markets Inc.	U.S. Treasury Nts., 2.75%- 2.875%, 9/15/21-11/30/25 and U.S. Government Agency Mortgages, 3.98%-4.55%, 10/15/48-10/15/60		(4,088,450)	4,000,000	4,008,284
ASL Capital Markets Inc.	U.S. Treasury Bonds, 3.00%, 2/15/48; U.S. Treasury Nts., 0.125%-3.00%, 7/31/19-1/15/27 and U.S. Government Agency Mortgages, 3.98%, 10/15/60		(70,385,467)	69,000,000	69,005,360
Cantor Fitzgerald Secured, LLC	U.S. Treasury Nts., 0.125%, 7/15/26 and U.S. Government Agency Mortgages, 3.632%-4.50%, 2/25/40-12/20/48		(3,271,523)	3,000,000	3,006,588

4        INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES

Footnotes to Statement of Investments (Continued)

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
Cantor Fitzgerald Secured, LLC	U.S. Treasury Nts., 1.75%- 1.875%, 11/30/21-7/31/22 and U.S. Government Agency Mortgages, 0.481%-4.50%, 3/25/27-2/20/49	$(10,462,477)	$10,000,000	$10,022,131
Cantor Fitzgerald Secured, LLC	U.S. Treasury Nts., 2.25%, 8/15/27 and U.S. Government Agency Mortgages, 0.00%-7.00%, 1/15/26-3/25/49	(41,019,409)	39,000,000	39,003,001
Credit Agricole Corp. & Investment Bank	U.S. Government Agency Mortgages, 4.50%, 10/1/48	(1,020,077)	1,000,000	1,000,076
Deutsche Bank Securities, Inc.	U.S. Government Agency Mortgages, 3.75%, 11/15/46	(3,300,250)	3,000,000	3,000,228
Guggenheim Securities LLC	U.S. Government Agency Mortgages, 2.461%-4.478%, 2/1/29-9/1/47	(9,184,569)	9,000,000	9,004,480
Guggenheim Securities LLC	U.S. Government Agency Mortgages, 3.18%-4.00%, 1/1/33-2/1/39	(5,712,434)	5,600,000	5,600,426
INTL FCStone Financial, Inc.	U.S. Treasury Bonds, 2.50%, 2/15/46; U.S. Treasury Nts., 2.125%, 7/31/24 and U.S. Government Agency Mortgages, 1.238%-7.75%, 7/1/19-11/20/68	(69,402,274)	68,000,000	68,032,659
INTL FCStone Financial, Inc.	U.S. Treasury Nts., 2.25%- 2.625%, 8/15/20-2/15/22 and U.S. Government Agency Mortgages, 2.50%-5.50%, 4/18/22-11/15/45	(34,682,451)	34,000,000	34,002,403
RBC Dominion Securities, Inc.	U.S. Government Agency Mortgages, 3.50%-4.50%, 4/20/39-10/20/45	(3,060,231)	3,000,000	3,000,228
South Street Securities LLC	U.S. Treasury Nts., 2.75%, 6/30/25 and U.S. Government Agency Mortgages, 2.10%-6.00%, 1/29/20-6/15/60	(21,428,890)	21,000,000	21,008,716
South Street Securities LLC	U.S. Treasury Nts., 2.75%, 6/30/25 and U.S. Government Agency Mortgages, 1.40%-5.14%, 9/23/20-6/15/60	(4,086,005)	4,000,000	4,005,887

5        INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
South Street Securities LLC	U.S. Treasury Bills, 0.00%, 1/2/20 and U.S. Government Agency Mortgages, 1.45%- 5.546%, 1/9/20-6/15/59	$(15,301,155)	$15,000,000	$15,001,132
South Street Securities LLC	U.S. Treasury Bills, 0.00%, 1/2/20 and U.S. Government Agency Mortgages, 2.25%- 6.00%, 1/1/20-11/1/48	(3,060,283)	3,000,000	3,000,278
TD Securities (USA) LLC	U.S. Government Agency Mortgages, 4.00%, 3/1/49	(1,020,079)	1,000,000	1,000,077

		$(313,750,893)	$305,600,000	$305,706,728

a. Includes accrued interest.

5. Rate shown is the 7-day yield at period end.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares July 31, 2018	Gross Additions	Gross Reductions	Shares April 30, 2019
Investment Company
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. Ea	17,294,573	280,246	—	17,574,819

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Company
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. Ea	$17,574,819	$287,657	$—	$—

a. Prior to May 24, 2019, this fund was named Oppenheimer Institutional Government Money Market Fund.

Glossary:
Definitions
FEDL01	US Federal Funds Effective Rate (continuous series)
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
SOFRRATE	United States Secured Overnight Financing Rate
USBMMY3M	US Treasury Bill 3 Month Money Market Yield
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

6        INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES

NOTES TO STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

1. Organization

Oppenheimer Government Cash Reserves* (the “Fund”), is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Oppenheimer Government Cash Reserves Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds).

7        INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
U.S. Government Agencies	$—	$245,985,947	$—	$245,985,947
Repurchase Agreements	—	305,600,000	—	305,600,000
Investment Company	17,574,819	—	—	17,574,819

Total Assets	$17,574,819	$551,585,947	$—	$569,160,766

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment

8        INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Invesco Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued

9        INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Repurchase Agreements

In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of period end:

Counterparty	Repurchase Agreement Proceeds to be Received[1]	Collateral Received[1]	Net Exposure[2]
Repurchase Agreements
Amherst Pierpont Securities LLC	$13,004,774	$(13,264,869)	$(260,095)
ASL Capital Markets Inc.	73,013,644	(74,473,917)	(1,460,273)
Cantor Fitzgerald Secured, LLC	52,031,720	(54,753,409)	(2,721,689)
Credit Agricole Corp. & Investment Bank	1,000,076	(1,020,077)	(20,001)
Deutsche Bank Securities, Inc.	3,000,228	(3,300,250)	(300,022)
Guggenheim Securities LLC	14,604,906	(14,897,003)	(292,097)
INTL FCStone Financial, Inc.	102,035,062	(104,084,725)	(2,049,663)
RBC Dominion Securities, Inc.	3,000,228	(3,060,231)	(60,003)
South Street Securities LLC	43,016,013	(43,876,333)	(860,320)
TD Securities (USA) LLC	1,000,077	(1,020,079)	(20,002)

	$305,706,728	$(313,750,893)

1. Includes accrued interest.

2. Net exposure represents the net receivable/payable that would be due from/to the counterparty in the event of default.

10        INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Subsequent Event

Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was accounted for as a tax-free reorganization for federal income tax purposes. Following the Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On April 12, 2019, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.

The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund. Also after the close of business on May 24, 2019, the Fund’s former Class I shares were reorganized as Class R6 shares and the Fund began offering Class R5 shares.

The Acquiring Fund has entered into an investment advisory agreement with Invesco Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc.

11        INVESCO OPPENHEIMER GOVERNMENT CASH RESERVES

STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
U.S. Government Agencies—43.1%
Federal Farm Credit Bank:
2.387% [US0001M-8.5][1]	5/9/19	7/9/19	$18,000,000	$17,999,702
2.402% [US0001M-7.5][1]	5/5/19	11/5/19	15,000,000	14,999,590
2.413% [US0001M-6][1]	5/14/19	8/14/19	9,000,000	8,999,948
2.417% [US0003M-18][1]	7/15/19	10/15/19	32,000,000	31,997,827
2.421%[2]	6/14/19	6/14/19	10,000,000	9,971,033
2.444% [USBMMY3M+4.5][1]	5/1/19	1/30/20	5,000,000	5,000,000
2.45% [FEDL01][1]	5/1/19	8/8/19	6,000,000	5,998,753
2.481%[2]	8/12/19	8/12/19	4,000,000	3,972,304
2.633%[2]	8/6/19	8/6/19	8,000,000	7,944,387
2.722%[2]	10/4/19	10/4/19	10,000,000	9,885,167
Federal Home Loan Bank:
0.875%	8/5/19	8/5/19	9,270,000	9,226,839
1.00%	9/26/19	9/26/19	2,370,000	2,354,198
1.125%	6/21/19	6/21/19	16,045,000	16,014,810
1.375%	5/28/19	5/28/19	24,895,000	24,876,008
1.375%	9/13/19	9/13/19	2,300,000	2,288,508
1.85%	5/22/19	5/22/19	2,550,000	2,549,224
2.32% [US0003M-26][1]	7/25/19	7/25/19	8,000,000	8,000,000
2.321% [US0003M-26][1]	7/11/19	10/11/19	21,000,000	20,990,639
2.354% [US0003M-25.5][1]	6/27/19	6/27/19	10,000,000	9,999,204
2.364% [US0001M-11.5][1]	5/4/19	6/4/19	18,000,000	17,999,220
2.374% [US0001M-10.5][1]	5/28/19	5/28/19	14,000,000	13,999,966
2.374% [US0001M-10.5][1]	5/27/19	8/27/19	12,000,000	12,000,000
2.375%	7/25/19	7/25/19	4,975,000	4,974,166
2.376% [US0001M-10.5][1]	5/24/19	7/24/19	6,000,000	6,000,000
2.378% [US0001M-10.5][1]	5/26/19	7/26/19	30,000,000	30,000,000
2.378% [US0001M-10.5][1]	5/24/19	5/24/19	9,000,000	9,000,000
2.402% [US0003M-19.5][1]	6/28/19	6/28/19	15,000,000	15,000,000
2.403% [US0001M-8][1]	5/26/19	9/26/19	10,000,000	10,000,000
2.409% [US0001M-6.5][1]	5/17/19	10/17/19	6,000,000	6,000,000
2.411% [US0003M-24][1]	5/25/19	11/25/19	6,000,000	5,998,744
2.417%[2]	8/1/19	8/1/19	15,000,000	14,908,000
2.418%[2]	6/19/19	6/19/19	5,000,000	4,983,605
2.424%[2]	6/26/19	6/26/19	7,000,000	6,973,703
2.425%[2]	8/2/19	8/2/19	11,500,000	11,428,403
2.426%[2]	8/5/19	8/5/19	11,500,000	11,426,093
2.427%[2]	5/22/19	5/22/19	18,000,000	17,974,632
2.429%[2]	7/24/19	7/24/19	6,000,000	5,966,204
2.436%[2]	6/5/19	6/5/19	5,000,000	4,988,231
2.438%[2]	5/24/19	5/24/19	7,000,000	6,989,164
2.44% [SOFRRATE+1][1]	5/1/19	8/30/19	11,000,000	11,000,000
2.442%[2]	5/31/19	5/31/19	8,000,000	7,983,820
2.442% [US0001M-4.5][1]	5/20/19	6/20/19	9,000,000	9,000,000
2.444%[2]	5/10/19	5/10/19	12,000,000	11,992,728
2.445%[2]	7/15/19	7/15/19	5,000,000	4,974,740
2.45%	9/23/19	9/23/19	11,000,000	10,998,784

1        INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
U.S. Government Agencies (Continued)
Federal Home Loan Bank: (Continued) 2.473% [US0003M-16][1]	6/20/19	6/20/19	$18,000,000	$18,000,450
2.481%[2]	8/16/19	8/16/19	11,500,000	11,416,258
2.483%[2]	9/11/19	9/11/19	5,000,000	4,954,706
2.486%[2]	7/31/19	7/31/19	8,000,000	7,950,354
2.488%[2]	7/26/19	7/26/19	7,000,000	6,958,913
2.49% [SOFRRATE+1][1]	5/1/19	11/13/19	13,000,000	13,000,000
2.494%[2]	8/21/19	8/21/19	12,000,000	11,908,048
2.494%[2]	8/23/19	8/23/19	7,000,000	6,945,404
2.50%	8/15/19	8/15/19	2,250,000	2,250,038
2.50% [SOFRRATE+2][1]	5/1/19	7/17/19	3,000,000	3,000,000
2.504%[2]	5/21/19	5/21/19	12,000,000	11,983,467
2.51% [SOFRRATE+3][1]	5/1/19	12/6/19	17,000,000	17,000,000
2.51% [SOFRRATE+3][1]	5/1/19	10/9/19	13,000,000	13,000,000
2.51%	7/2/19	4/2/20	11,000,000	11,000,000
2.515% [SOFRRATE+3.5][1]	5/1/19	2/21/20	8,000,000	8,000,000
2.53% [SOFRRATE+5][1]	5/1/19	1/17/20	1,000,000	1,000,000
2.55%	7/3/19	4/3/20	13,000,000	13,000,000
2.625%	9/24/19	9/24/19	3,750,000	3,748,719
Federal Home Loan Mortgage Corp.:
0.875%	7/19/19	7/19/19	5,000,000	4,981,127
1.20%	6/14/19	6/14/19	1,500,000	1,497,480
1.25%	8/15/19	8/15/19	2,340,000	2,330,248
1.25%	8/1/19	8/1/19	2,000,000	1,993,676
1.25%	10/2/19	10/2/19	9,645,000	9,586,127
1.375%	8/15/19	8/15/19	20,460,000	20,386,198
1.75%	11/27/19	11/27/19	9,500,000	9,455,961
1.75%	5/30/19	5/30/19	1,500,000	1,499,265
2.00%	7/30/19	7/30/19	1,144,000	1,142,688
2.50%[3]	10/28/19	10/28/19	11,000,000	10,987,578
Federal National Mortgage Assn.:
0.875%	8/2/19	8/2/19	7,825,000	7,790,638
1.00%	7/26/19	7/26/19	2,000,000	1,992,228
1.10%	7/26/19	7/26/19	1,000,000	996,303
1.15%	8/23/19	8/23/19	1,500,000	1,492,908
1.15%	9/13/19	9/13/19	1,850,000	1,839,454
1.375%	6/21/19	6/21/19	1,185,000	1,183,193
1.50%	8/28/19	8/28/19	2,931,000	2,919,677
1.75%	6/20/19	6/20/19	2,500,000	2,497,818
1.75%	9/12/19	9/12/19	7,644,000	7,619,196
2.60% [SOFRRATE+12][1]	5/1/19	7/30/19	18,000,000	18,000,000

Total U.S. Government Agencies (Cost $760,936,464)				760,936,464

2        INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Repurchase Agreements—56.0%
Repurchase Agreements[4] (Cost $986,100,000)	986,100,000	$986,100,000

	Shares
Investment Company—2.6%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.42%[5,6] (Cost $45,282,054)	45,282,054	45,282,054
Total Investments, at Value (Cost $1,792,318,518)	101.7%	1,792,318,518
Net Other Assets (Liabilities)	(1.7)	(30,820,204)

Net Assets	100.0%	$1,761,498,314

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

*. The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

**. If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

4. Repurchase agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount
Amherst Pierpont
Securities LLC	2.48%	4/26/19	5/3/19	$19,000,000
Amherst Pierpont
Securities LLC	2.75	4/30/19	5/1/19	7,000,000
ASL Capital
Markets Inc.	2.47	4/10/19	5/10/19	13,000,000
ASL Capital
Markets Inc.	2.75	4/30/19	5/1/19	259,000,000
Cantor Fitzgerald
Secured, LLC	2.55	4/12/19	5/13/19	15,000,000
Cantor Fitzgerald
Secured, LLC	2.57	4/30/19	5/31/19	26,000,000
Cantor Fitzgerald
Secured, LLC	2.77	4/30/19	5/1/19	135,000,000
Credit Agricole Corp. &
Investment Bank	2.70	4/30/19	5/1/19	1,000,000

3        INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Counterparty		Lending Rate	Settlement Date	Maturity Date	Principal Amount
Deutsche Bank
Securities, Inc.		2.72%	4/30/19	5/1/19	$3,000,000
Guggenheim
Securities LLC		2.49	4/26/19	5/3/19	46,000,000
Guggenheim
Securities LLC		2.73	4/30/19	5/1/19	73,100,000
INTL FCStone
Financial, Inc.		2.47	4/24/19	5/1/19	124,000,000
INTL FCStone
Financial, Inc.		2.53	4/30/19	5/7/19	66,000,000
RBC Dominion
Securities, Inc.		2.72	4/30/19	5/1/19	3,000,000
South Street
Securities LLC		2.48	4/25/19	5/2/19	69,000,000
South Street
Securities LLC		2.48	4/10/19	5/10/19	13,000,000
South Street
Securities LLC		2.49	4/23/19	5/1/19	26,000,000
South Street
Securities LLC		2.53	4/30/19	5/7/19	35,000,000
South Street
Securities LLC		2.75	4/30/19	5/1/19	52,000,000
TD Securities
(USA) LLC		2.75	4/30/19	5/1/19	1,000,000

Counterparty	Collateralized By		Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
Amherst Pierpont Securities LLC	U.S. Treasury Bonds, 1.00%, 2/15/46; U.S. Treasury Nts., 2.625%, 6/15/21 and U.S. Government Agency Mortgages, 3.51%-5.61%, 1/25/32-7/25/38		$(19,389,379)	$19,000,000	19,009,186
Amherst Pierpont Securities LLC	U.S. Treasury Nts., 2.375%, 2/29/24		(7,140,631)	7,000,000	7,000,618
ASL Capital Markets Inc.	U.S. Treasury Bonds, 3.00%, 2/15/48; U.S. Treasury Nts., 1.25%-2.375%, 3/31/21-4/30/26 and U.S. Government Agency Mortgages, 4.59%-5.50%, 9/15/45-5/15/60		(13,287,337)	13,000,000	13,026,801

4        INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
ASL Capital Markets Inc.	U.S. Treasury Bonds, 3.00%, 11/15/45-2/15/47; U.S. Treasury Nts., 0.625%- 3.00%, 1/15/20-4/30/26 and U.S. Government Agency Mortgages, 3.98%-4.59%, 5/15/60-10/15/60	$(264,200,239)	$259,000,000	$259,019,842
Cantor Fitzgerald Secured, LLC	U.S. Treasury Bonds, 3.375%, 11/15/48; U.S. Treasury Nts., 2.375%, 4/15/21 and U.S. Government Agency Mortgages, 3.00%-7.00%, 3/25/27-11/1/48	(16,204,675)	15,000,000	15,032,938
Cantor Fitzgerald Secured, LLC	U.S. Government Agency Mortgages, 0.00%-5.00%, 9/15/26-4/20/49	(27,824,704)	26,000,000	26,057,540
Cantor Fitzgerald Secured, LLC	U.S. Treasury Nts., 1.625%- 2.25%, 11/30/20-8/15/27 and U.S. Government Agency Mortgages, 0.00%-5.50%, 3/25/27-4/20/49	(142,529,849)	135,000,000	135,010,464
Credit Agricole Corp. & Investment Bank	U.S. Government Agency Mortgages, 4.50%, 10/1/48	(1,020,077)	1,000,000	1,000,076
Deutsche Bank Securities, Inc.	U.S. Government Agency Mortgages, 3.75%, 11/15/46	(3,300,250)	3,000,000	3,000,228
Guggenheim Securities LLC	U.S. Treasury Nts., 2.875%, 5/15/28 and U.S. Government Agency Mortgages, 2.346%-4.678%, 6/1/28-2/20/66	(46,942,718)	46,000,000	46,022,272
Guggenheim Securities LLC	U.S. Government Agency Mortgages, 2.391%-5.00%, 4/1/27-3/1/49	(74,567,655)	73,100,000	73,105,544
INTL FCStone Financial, Inc.	U.S. Treasury Nts., 1.375%- 3.50%, 1/31/20-2/15/26 and U.S. Government Agency Mortgages, 2.03%-10.00%, 6/1/19-1/20/69	(126,572,639)	124,000,000	124,059,555
INTL FCStone Financial, Inc.	U.S. Treasury Nts., 2.625%, 12/31/23 and U.S. Government Agency Mortgages, 1.238%-9.75%, 6/1/19-12/20/68	(67,403,961)	66,000,000	66,004,678
RBC Dominion Securities, Inc.	U.S. Government Agency Mortgages, 3.50%-4.50%, 4/20/39-10/20/45	(3,060,231)	3,000,000	3,000,227

5        INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
South Street Securities LLC	U.S. Treasury Nts., 2.75%, 6/30/25 and U.S. Government Agency Mortgages, 2.00%-5.012%, 11/29/22-7/1/48	$(70,409,168)	$69,000,000	$69,028,596
South Street Securities LLC	U.S. Treasury Nts., 2.75%, 6/30/25 and U.S. Government Agency Mortgages, 2.285%-4.366%, 12/1/41-8/15/59	(13,279,244)	13,000,000	13,018,866
South Street Securities LLC	U.S. Treasury Nts., 2.75%, 6/30/25 and U.S. Government Agency Mortgages, 2.50%-5.505%, 12/1/24-10/1/48	(26,534,702)	26,000,000	26,014,414
South Street Securities LLC	U.S. Government Agency Mortgages, 2.234%-4.857%, 8/1/27-1/1/49	(35,702,509)	35,000,000	35,002,460
South Street Securities LLC	U.S. Government Agency Mortgages, 2.307%-4.91%, 3/1/28-5/1/46	(53,044,052)	52,000,000	52,003,972
TD Securities (USA) LLC	U.S. Government Agency Mortgages, 4.00%, 3/1/49	(1,020,079)	1,000,000	1,000,077

		$(1,013,434,099)	$986,100,000	$986,418,354

a. Includes accrued interest.

5. Rate shown is the 7-day yield at period end.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares July 31, 2018	Gross Additions	Gross Reductions	Shares April 30, 2019
Investment Company
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. Ea	44,559,990	722,064	—	45,282,054

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Company
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. Ea	$45,282,054	$741,277	$—	$—

a. Prior to May 24, 2019, this fund was named Oppenheimer Institutional Government Money Market Fund.

6        INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Glossary:
Definitions
FEDL01	US Federal Funds Effective Rate (continuous series)
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
SOFRRATE	United States Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USBMMY3M	US Treasury Bill 3 Month Money Market Yield

7        INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

1. Organization

Oppenheimer Government Money Market Fund* (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Oppenheimer Government Money Market Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds).

8        INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
U.S. Government Agencies	$—	$760,936,464	$—	$760,936,464
Repurchase Agreements	—	986,100,000	—	986,100,000
Investment Company	45,282,054	—	—	45,282,054

Total Assets	$45,282,054	$1,747,036,464	$—	$1,792,318,518

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment

9        INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Invesco Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued

10        INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Repurchase Agreements

In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of period end:

Counterparty	Repurchase Agreement Proceeds to be Received[1]	Collateral Received[1]	Net Exposure[2]
Repurchase Agreements
Amherst Pierpont Securities LLC	$26,009,804	$(26,530,010)	$(520,206)
ASL Capital Markets Inc.	272,046,643	(277,487,576)	(5,440,933)
Cantor Fitzgerald Secured, LLC	176,100,942	(186,559,228)	(10,458,286)
Credit Agricole Corp. & Investment Bank	1,000,076	(1,020,077)	(20,001)
Deutsche Bank Securities, Inc.	3,000,228	(3,300,250)	(300,022)
Guggenheim Securities LLC	119,127,816	(121,510,373)	(2,382,557)
INTL FCStone Financial, Inc.	190,064,233	(193,976,600)	(3,912,367)
RBC Dominion Securities, Inc.	3,000,227	(3,060,231)	(60,004)
South Street Securities LLC	195,068,308	(198,969,675)	(3,901,367)
TD Securities (USA) LLC	1,000,077	(1,020,079)	(20,002)

	$986,418,354	$(1,013,434,099)

1. Includes accrued interest.

2. Net exposure represents the net receivable/payable that would be due from/to the counterparty in the event of default.

11        INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Subsequent Event

Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was accounted for as a tax-free reorganization for federal income tax purposes. Following the Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On April 12, 2019, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.

The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund. Also after the close of business on May 24, 2019, the Fund’s former Class I shares were reorganized as Class R6 shares and the Fund began offering Class R5 shares.

The Acquiring Fund has entered into an investment advisory agreement with Invesco Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc.

12        INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Item 2. Controls and Procedures.

(a)

As of June 18, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 18, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	6/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	6/28/2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer
Date:	6/28/2019